Note 4 - Fair Value Measurements - Summary of Fair Value Assumptions 1 (Details)	3 Months Ended
Mar. 31, 2026 shares
Put Option Agreement, Covenant, Shares Repurchased (in shares)	1,150
Expiration date	Mar. 27, 2027
Measurement Input, Risk Free Interest Rate [Member]
Derivative liability, measurement input	0.0368
Derivative liability, measurement input	0.0368
Measurement Input, Risk Free Interest Rate [Member] | Private Placement Warrants [Member]
Risk-free rate	0.0367
Measurement Input, Risk Free Interest Rate [Member] | April and October Convertible Notes [Member]
Debt Instrument, Measurement Input	0.0367
Measurement Input, Share Price [Member] | Private Placement Warrants [Member]
Risk-free rate	0
Measurement Input, Share Price [Member] | April and October Convertible Notes [Member]
Debt Instrument, Measurement Input	0
Measurement Input, Discount for Lack of Marketability [Member]
Derivative liability, measurement input	0.125
Derivative liability, measurement input	0.125
Measurement Input, Price Volatility [Member]
Derivative liability, measurement input	1,000
Derivative liability, measurement input	1,000
Measurement Input, Price Volatility [Member] | Private Placement Warrants [Member]
Risk-free rate	0.55
Measurement Input, Price Volatility [Member] | April and October Convertible Notes [Member]
Debt Instrument, Measurement Input	0.55
Measurement Input, Expected Term [Member] | Private Placement Warrants [Member]
Risk-free rate	4.06
Measurement Input, Expected Term [Member] | April and October Convertible Notes [Member]
Debt Instrument, Measurement Input	0.75
Measurement Input, Probability of Qualifying for PIPE [Member]
Derivative liability, measurement input	0.50
Derivative liability, measurement input	0.50
Measurement Input, Expected Dividend Rate [Member] | Private Placement Warrants [Member]
Risk-free rate	0
Measurement Input, Expected Dividend Rate [Member] | April and October Convertible Notes [Member]
Debt Instrument, Measurement Input	0
Measurement Input, Probability of Liquidation [Member]
Derivative liability, measurement input	0.10
Derivative liability, measurement input	0.10
Series C Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)	2,625
Series C Preferred Stock [Member] | Measurement Input, Conversion Price [Member]
Equity securities FVNI, measurement input	0.1
Series C Preferred Stock [Member] | Measurement Input, Risk Free Interest Rate [Member]
Equity securities FVNI, measurement input	0.0381
Series C Preferred Stock [Member] | Measurement Input, ALCE Closing Price [Member]
Equity securities FVNI, measurement input	0.0011
Series C Preferred Stock [Member] | Measurement Input, Holding Period [Member]
Equity securities FVNI, measurement input	2.75
Series C Preferred Stock [Member] | Measurement Input, Price Volatility [Member]
Equity securities FVNI, measurement input	0.55
Series C Preferred Stock [Member] | Measurement Input, Face Value of Preferred Shares [Member]
Equity securities FVNI, measurement input	1,000
Series C Preferred Stock [Member] | Measurement Input, Probability of Liquidation [Member]
Equity securities FVNI, measurement input	0.10
Series C Preferred Stock [Member] | Measurement Input, DOLM [Member]
Equity securities FVNI, measurement input	0.125
Series D Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)	9,733
Series D Preferred Stock [Member] | Measurement Input, Conversion Price [Member]
Equity securities FVNI, measurement input	0.1
Series D Preferred Stock [Member] | Measurement Input, Risk Free Interest Rate [Member]
Equity securities FVNI, measurement input	0.0368
Series D Preferred Stock [Member] | Measurement Input, ALCE Closing Price [Member]
Equity securities FVNI, measurement input	0.0011
Series D Preferred Stock [Member] | Measurement Input, Holding Period [Member]
Equity securities FVNI, measurement input	0.99
Series D Preferred Stock [Member] | Measurement Input, Price Volatility [Member]
Equity securities FVNI, measurement input	0.55
Series D Preferred Stock [Member] | Measurement Input, Face Value of Preferred Shares [Member]
Equity securities FVNI, measurement input	1,000
Series D Preferred Stock [Member] | Measurement Input, Probability of Liquidation [Member]
Equity securities FVNI, measurement input	0.10
Series D Preferred Stock [Member] | Measurement Input, DOLM [Member]
Equity securities FVNI, measurement input	0.125
Series E Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)	684
Series E Preferred Stock [Member] | Measurement Input, Conversion Price [Member]
Equity securities FVNI, measurement input	0.1
Series E Preferred Stock [Member] | Measurement Input, Risk Free Interest Rate [Member]
Equity securities FVNI, measurement input	0.0368
Series E Preferred Stock [Member] | Measurement Input, ALCE Closing Price [Member]
Equity securities FVNI, measurement input	0.0011
Series E Preferred Stock [Member] | Measurement Input, Holding Period [Member]
Equity securities FVNI, measurement input	1
Series E Preferred Stock [Member] | Measurement Input, Price Volatility [Member]
Equity securities FVNI, measurement input	0.55
Series E Preferred Stock [Member] | Measurement Input, Face Value of Preferred Shares [Member]
Equity securities FVNI, measurement input	1,000
Series E Preferred Stock [Member] | Measurement Input, Probability of Liquidation [Member]
Equity securities FVNI, measurement input	0.10
Series E Preferred Stock [Member] | Measurement Input, DOLM [Member]
Equity securities FVNI, measurement input	0.125